S000033768 [Member] Investment Objectives and Goals - Nuveen Real Asset Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Real Asset Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The principal investment objective of the Fund is to seek a high level of current income.
Objective, Secondary [Text Block]	The secondary objective is to seek capital appreciation.